Balance Sheet	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 811,526
Prepaid expenses	701,663
Total current assets	1,513,189
Other assets	159,954
Investments held in Trust Account	311,175,471
Total Assets	312,848,614
Current liabilities:
Accounts payable	18,764
Accrued expenses	94,497
Total current liabilities	113,261
Deferred legal fees	3,966,447
Deferred underwriting commissions	10,890,707
Derivative warrant liabilities	25,795,700
Total liabilities	40,766,115
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 31,116,305 shares at redemption value of $10.00	311,163,050
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authori zed; no n on-redeemable shares issued and outstanding
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,779,076 shares issued and outstanding	778
Accumulated deficit	(39,081,329)
Total shareholders’ deficit	(39,080,551)
Total Liabilities and Shareholders’ Deficit	$ 312,848,614